Business combinations - Pro-Forma Information (Details) - GBP (£) £ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Revenue			£ 1,790
Loss/Profit			£ (112)
Revenue					£ 4,391
Profit/Loss					£ 227
Levvel LLC
Disclosure of detailed information about business combination [line items]
Revenue	£ 11,639
Loss/Profit	£ 1,192
Revenue						£ 39,467
Profit/Loss						4,715
FIVE
Disclosure of detailed information about business combination [line items]
Revenue		£ 4,827
Loss/Profit		£ 171
Revenue						13,419
Profit/Loss						1,910
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Revenue				£ 27,227
Loss/Profit				£ 2,128
Revenue						30,852
Profit/Loss						£ 2,507